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                                                      hours per response: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number    811-08355
                                   --------------------------

                        Wells Family of Real Estate Funds
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     6200 The Corners Parkway        Atlanta, Georgia              30092
--------------------------------------------------------------------------------
        (Address of principal executive offices)                (Zip code)

                                Jill W. Maggiore

                       Wells Investment Management, Inc.
              6200 The Corners Parkway    Atlanta, Georgia 30092
   --------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (770) 449-7800
                                                   ---------------------------

Date of fiscal year end:       December 31, 2003
                          --------------------------------

Date of reporting period:      June 30, 2003
                          --------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

LETTER TO SHAREHOLDERS                                           AUGUST 13, 2003
================================================================================

Dear Wells Shareholder:

Thank you for your confidence in the Wells S&P REIT Index Fund. We are proud to have you as an investor.

Our goal is to provide you with a real estate asset class that may help increase your overall portfolio return while potentially lowering your portfolio volatility through sector diversification. Your Wells S&P REIT Index Fund includes 100 individual REITs representing a wide variety of real estate sectors and property types.

As of June  30,  2003,  the  top  five  sectors'  weightings  were  as  follows:
Industrial/Office - 29.9%; Retail Centers - 24.3%; Apartment/Residential - 18.7%; Diversified - 8.7%; and Hotel - 3.9%.

The Real Estate Investment Trust (REIT) market has continued to be a solid performer over the first half of 2003. The S&P REIT Composite Index, the fund's benchmark, produced a total return of 13.91% and the Wells S&P REIT Index Fund - Class A returned 13.04%, while the S&P 500 Composite Index and the Dow Jones Industrial Average returned 11.76% and 9.01%, respectively.*

Over the three-year period ended June 30, 2003, the broader market, annualized, comparative returns were as follows:

     o    S&P REIT Composite Index             15.69%
     o    Wells S&P REIT Index Fund            14.10%
     o    S&P 500 Composite Index             -11.19%
     o    Dow Jones Industrial Average         -3.03%

Commitment to client service remains a top priority at Wells, and as always, we invite you to contact our Mutual Fund Shareholder Services at 800-282-1581 with any questions or concerns. We also welcome you to our website, www.wellsref.com.

Again, thank you for investing in the Wells Family of Real Estate Funds. We look forward to a continued long-term relationship with you.

Sincerely,

/s/ Leo F. Wells III

Leo F. Wells III
President

* Historical return information provided by Standard & Poor's and Dow Jones as of June 30, 2003, and is based on the S&P 500 Composite Index and the Dow Jones Composite Index. Past performance does not guarantee future results. Cash flow is not guaranteed and will fluctuate depending on the investment product and market conditions. Be advised that investments in real estate and in REITs have various risks, including possible lack of liquidity and devaluation based on adverse economic and regulatory changes. Additionally, investments in REITs will fluctuate with the value of the underlying properties, and the price of your Fund shares, when redeemed, may be more or less than your original cost.

WELLS S&P REIT INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
================================================================================

ASSETS
Investment securities:
     At acquisition cost ....................................    $  152,211,501
                                                                 ==============
     At market value (Note 1) ...............................    $  169,219,093
Dividends receivable ........................................           963,708
Receivable for capital shares sold ..........................         2,062,892
Other assets ................................................            77,037
                                                                 --------------
     TOTAL ASSETS ...........................................       172,322,730
                                                                 --------------

LIABILITIES
Dividends payable ...........................................           462,493
Payable for capital shares redeemed .........................           264,322
Payable for securities purchased ............................         1,012,579
Payable to Adviser (Note 3) .................................            58,797
Payable to administrator (Note 3) ...........................            37,300
Other accrued expenses and liabilities ......................            78,228
                                                                 --------------
     TOTAL LIABILITIES ......................................         1,913,719
                                                                 --------------
NET ASSETS ..................................................    $  170,409,011
                                                                 ==============

NET ASSETS CONSIST OF:
Paid-in capital .............................................    $  153,907,349
Undistributed net investment income .........................             9,372
Distributions in excess of realized gains ...................          (515,302)
Net unrealized appreciation on investments ..................        17,007,592
                                                                 --------------
Net assets ..................................................    $  170,409,011
                                                                 ==============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares .....................    $  121,832,783
                                                                 ==============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) .....        13,402,568
                                                                 ==============
Net asset value and redemption price per share (Note 1) .....    $         9.09
                                                                 ==============
Maximum offering price per share (Note 1) ...................    $         9.47
                                                                 ==============

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares .....................    $   22,972,227
                                                                 ==============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) .....         2,491,684
                                                                 ==============
Net asset value and offering price per share(A) (Note 1) ....    $         9.22
                                                                 ==============

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares .....................    $   25,604,001
                                                                 ==============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) .....         2,786,019
                                                                 ==============
Net asset value and offering price per share(A) (Note 1) ....    $         9.19
                                                                 ==============

(A)  Redemption  price  varies  based on length of time held.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
================================================================================

INVESTMENT INCOME
     Dividends ..............................................    $    4,695,055
                                                                 --------------

EXPENSES
     Investment advisory fees (Note 3) ......................           351,351
     Distribution expenses, Class A (Note 3) ................            99,864
     Distribution expenses, Class B (Note 3) ................            81,358
     Distribution expenses, Class C (Note 3) ................            88,249
     Administrative services fees (Note 3) ..................            89,266
     Transfer agent fees, Class A (Note 3) ..................            56,748
     Transfer agent fees, Class B (Note 3) ..................            12,903
     Transfer agent fees, Class C (Note 3) ..................            14,048
     Trustees fees ..........................................            48,000
     Postage and supplies expense ...........................            38,247
     Custodian fees .........................................            38,058
     Accounting services fees (Note 3) ......................            28,792
     Registration fees, Common ..............................            10,115
     Registration fees, Class A .............................             9,554
     Registration fees, Class B .............................             4,335
     Registration fees, Class C .............................             4,014
     Professional fees ......................................            26,936
     Insurance expense ......................................            13,333
     Reports to shareholders ................................            11,840
     Amortization of organization expenses (Note 1) .........             1,263
     Other expenses .........................................            14,659
                                                                 --------------
          TOTAL EXPENSES ....................................         1,042,933
     Fees waived by the Adviser (Note 3) ....................          (151,708)
     Class A expenses waived/reimbursed by the Adviser
       (Note 3) .............................................           (42,000)
                                                                 --------------
          NET EXPENSES ......................................           849,225
                                                                 --------------
NET INVESTMENT INCOME .......................................         3,845,830
                                                                 --------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
     Net realized gains from security transactions ..........           857,937
     Net change in unrealized appreciation/depreciation
       on investments .......................................        13,321,392
                                                                 --------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ............        14,179,329
                                                                 --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..................    $   18,025,159
                                                                 ==============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                         SIX MONTHS ENDED         YEAR
                                                                             JUNE 30,             ENDED
                                                                               2003            DECEMBER 31,
                                                                           (UNAUDITED)            2002
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
     Net investment income ...........................................    $    3,845,830     $    4,635,694
     Net realized gains from security transactions ...................           857,937          2,480,419
     Net change in unrealized appreciation/depreciation on investments        13,321,392         (5,648,348)
                                                                          --------------     --------------
Increase in net assets from operations ...............................        18,025,159          1,467,765
                                                                          --------------     --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income, Class A ...................        (2,827,546)        (3,571,755)
     Dividends from net investment income, Class B ...................          (478,898)          (550,164)
     Dividends from net investment income, Class C ...................          (530,014)          (513,775)
     Distributions from net realized gains, Class A ..................                --         (2,024,431)
     Distributions from net realized gains, Class B ..................                --           (402,610)
     Distributions from net realized gains, Class C ..................                --           (412,169)
     Return of capital, Class A ......................................                --         (1,275,070)
     Return of capital, Class B ......................................                --           (251,766)
     Return of capital, Class C ......................................                --           (228,688)
                                                                          --------------     --------------
Decrease in net assets from distributions to shareholders ............        (3,836,458)        (9,230,428)
                                                                          --------------     --------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
CLASS A
     Proceeds from shares sold .......................................        55,515,915         66,570,202
     Net asset value of shares issued in reinvestment of distributions
       to shareholders ...............................................         2,204,860          5,066,969
     Payments for shares redeemed ....................................       (39,503,505)       (47,183,421)
                                                                          --------------     --------------
Net increase in net assets from Class A share transactions ...........        18,217,270         24,453,750
                                                                          --------------     --------------


CLASS B
     Proceeds from shares sold .......................................         3,400,876          8,609,236
     Net asset value of shares issued in reinvestment of distributions
       to shareholders ...............................................           316,529            748,554
     Payments for shares redeemed ....................................        (1,584,352)        (2,073,953)
                                                                          --------------     --------------
Net increase in net assets from Class B share transactions ...........         2,133,053          7,283,837
                                                                          --------------     --------------

CLASS C
     Proceeds from shares sold .......................................         5,656,082         13,082,760
     Net asset value of shares issued in reinvestment of distributions
       to shareholders ...............................................           426,080            927,691
     Payments for shares redeemed ....................................        (1,986,633)        (2,727,577)
                                                                          --------------     --------------
Net increase in net assets from Class C share transactions ...........         4,095,529         11,282,874


TOTAL INCREASE IN NET ASSETS .........................................        38,634,553         35,257,798

NET ASSETS
     Beginning of period .............................................       131,774,458         96,516,660
                                                                          --------------     --------------
     End of period ...................................................    $  170,409,011     $  131,774,458
                                                                          ==============     ==============
UNDISTRIBUTED NET INVESTMENT INCOME ..................................    $        9,372     $           --
                                                                          ==============     ==============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND-- CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED           YEAR           YEAR          YEAR          YEAR        PERIOD
                                               JUNE 30,         ENDED          ENDED         ENDED         ENDED         ENDED
                                                 2003          DEC. 31,       DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                              (UNAUDITED)        2002           2001         2000           1999        1998(A)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....... $    8.26      $    8.63      $    8.14     $    6.80     $    7.75     $   10.00
                                               ---------      ---------      ---------     ---------     ---------     ---------

Income (loss) from investment operations:
     Net investment income ...................      0.23           0.34           0.37          0.37          0.38          0.26
     Net realized and unrealized gains
       (losses) on investments ...............      0.83          (0.07)          0.63          1.45         (0.85)        (2.20)
                                               ---------      ---------      ---------     ---------     ---------     ---------
Total from investment operations .............      1.06           0.27           1.00          1.82         (0.47)        (1.94)
                                               ---------      ---------      ---------     ---------     ---------     ---------

Less distributions:
     Dividends from net investment income ....     (0.23)         (0.34)         (0.37)        (0.37)        (0.38)        (0.26)
     Distributions from net realized gains ...        --          (0.18)            --            --            --            --
     Return of capital .......................        --          (0.12)         (0.14)        (0.11)        (0.10)        (0.05)
                                               ---------      ---------      ---------     ---------     ---------     ---------
Total distributions ..........................     (0.23)         (0.64)         (0.51)        (0.48)        (0.48)        (0.31)
                                               ---------      ---------      ---------     ---------     ---------     ---------

Net asset value at end of period ............. $    9.09      $    8.26      $    8.63     $    8.14     $    6.80     $    7.75
                                               =========      =========      =========     =========     =========     =========

Total return(B) ..............................    13.04%(D)       2.97%         12.63%        27.56%        (6.24%)      (19.62%)(D)
                                               =========      =========      =========     =========     =========     =========

Net assets at end of period (000's) .......... $ 121,833      $  93,545      $  74,470     $  46,759     $  19,281     $  11,986
                                               =========      =========      =========     =========     =========     =========

Ratio of net expenses to average net assets(C)     0.99%(E)       0.99%          0.99%         0.98%         0.99%         0.99%(E)

Ratio of net investment income to
  average net assets .........................     5.68%(E)       3.96%          4.61%         5.43%         5.58%         5.33%(E)

Portfolio turnover rate ......................       14%(E)         10%             5%            9%           17%            9%(E)

(A) Represents the period from the initial public offering of Class A shares (March 2, 1998) through December 31, 1998.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.29%(E), 1.38%, 1.26%, 1.44%, 2.11% and 3.30%(E) for the periods ended June 30, 2003, December 31, 2002, 2001, 2000, 1999 and 1998, respectively (Note 3).
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND-- CLASS B
FINANCIAL HIGHLIGHTS
================================================================================

                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED               YEAR            YEAR            YEAR           PERIOD
                                               JUNE 30,            ENDED           ENDED           ENDED            ENDED
                                                 2003           DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                             (UNAUDITED)            2002            2001            2000           1999(A)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...    $     8.37         $     8.75      $     8.24      $     6.88      $     8.16
                                              ----------         ----------      ----------      ----------      ----------

Income (loss) from investment operations:
     Net investment income ...............          0.20               0.27            0.30            0.32            0.17
     Net realized and unrealized gains
       (losses) on investments ...........          0.85              (0.07)           0.66            1.46           (1.20)
                                              ----------         ----------      ----------      ----------      ----------
Total from investment operations .........          1.05               0.20            0.96            1.78           (1.03)
                                              ----------         ----------      ----------      ----------      ----------

Less distributions:
     Dividends from net investment income          (0.20)             (0.27)          (0.30)          (0.32)          (0.17)
     Distributions from net realized gains            --              (0.18)             --              --              --
     Return of capital ...................            --              (0.13)          (0.15)          (0.10)          (0.08)
                                              ----------         ----------      ----------      ----------      ----------
Total distributions ......................         (0.20)             (0.58)          (0.45)          (0.42)          (0.25)
                                              ----------         ----------      ----------      ----------      ----------

Net asset value at end of period .........    $     9.22         $     8.37      $     8.75      $     8.24      $     6.88
                                              ==========         ==========      ==========      ==========      ==========
Total return(B) ..........................        12.72%(D)           2.13%          11.88%          26.48%         (12.73%)(D)
                                              ==========         ==========      ==========      ==========      ==========

Net assets at end of period (000's) ......    $   22,972         $   18,880      $   12,708      $    6,718      $    1,306
                                              ==========         ==========      ==========      ==========      ==========

Ratio of net expenses to average
  net assets(C) ..........................         1.74%(E)           1.74%           1.74%           1.69%           1.72%(E)

Ratio of net investment income to
  average net assets .....................         4.93%(E)           3.21%           3.86%           4.72%           5.77%(E)

Portfolio turnover rate ..................           14%(E)             10%              5%              9%             17%(E)

(A) Represents the period from the initial public offering of Class B shares (May 7, 1999) through December 31, 1999.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.95%(E), 1.99%, 2.01%, 2.26% and 3.28%(E) for the periods ended June 30, 2003, December 31, 2002, 2001, 2000, and 1999, respectively (Note 3).
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND-- CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                                                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                YEAR            YEAR            YEAR          PERIOD
                                                  JUNE 30,             ENDED           ENDED           ENDED           ENDED
                                                    2003            DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                 (UNAUDITED)            2002            2001            2000           1999(A)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......    $     8.35         $     8.72      $     8.22      $     6.86      $     8.09
                                                  ----------         ----------      ----------      ----------      ----------

Income (loss) from investment operations:
     Net investment income ...................          0.20               0.27            0.30            0.32            0.20
     Net realized and unrealized gains
       (losses) on investments ...............          0.84              (0.06)           0.65            1.46           (1.17)
                                                  ----------         ----------      ----------      ----------      ----------
Total from investment operations .............          1.04               0.21            0.95            1.78           (0.97)
                                                  ----------         ----------      ----------      ----------      ----------

Less distributions:
     Dividends from net investment income ....         (0.20)             (0.27)          (0.30)          (0.32)          (0.20)
     Distributions from net realized gains ...            --              (0.18)             --              --              --
     Return of capital .......................            --              (0.13)          (0.15)          (0.10)          (0.06)
                                                  ----------         ----------      ----------      ----------      ----------
Total distributions ..........................         (0.20)             (0.58)          (0.45)          (0.42)          (0.26)
                                                  ----------         ----------      ----------      ----------      ----------

Net asset value at end of period .............    $     9.19         $     8.35      $     8.72      $     8.22      $     6.86
                                                  ==========         ==========      ==========      ==========      ==========
Total return(B) ..............................        12.63%(D)           2.25%          11.78%          26.63%         (12.06%)(D)
                                                  ==========         ==========      ==========      ==========      ==========

Net assets at end of period (000's) ..........    $   25,604         $   19,350      $    9,339      $    4,121      $    1,275
                                                  ==========         ==========      ==========      ==========      ==========

Ratio of net expenses to average net assets(C)         1.74%(E)           1.74%           1.74%           1.68%           1.73%(E)

Ratio of net investment income to average
  net assets .................................         4.93%(E)           3.21%           3.86%           4.73%           5.59%(E)

Portfolio turnover rate ......................           14%(E)             10%              5%              9%             17%(E)

(A) Represents the period from the initial public offering of Class C shares (May 5, 1999) through December 31, 1999.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.95%(E), 1.99%, 2.01%, 2.29% and 2.49%(E) for the periods ended June 30, 2003, December 31, 2002, 2001, 2000 and 1999, respectively (Note 3).
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
================================================================================
COMMON STOCKS - 97.5%                                  SHARES            VALUE
--------------------------------------------------------------------------------
APARTMENT/RESIDENTIAL - 18.7%
AMLI Residential Properties Trust ............           17,820     $    419,661
Apartment Investment & Management
  Company - Class A ..........................           97,100        3,359,660
Archstone-Smith Trust ........................          187,476        4,499,424
Associated Estates Realty Corp. ..............           20,190          132,648
Avalonbay Communities, Inc. ..................           71,094        3,031,448
BRE Properties, Inc. - Class A ...............           47,090        1,563,388
Camden Property Trust ........................           40,655        1,420,892
Chateau Communities, Inc. ....................           30,370          898,648
Cornerstone Realty Income Trust, Inc. ........           50,140          366,523
Equity Residential Properties Trust ..........          280,840        7,287,798
Essex Property Trust, Inc. ...................           21,770        1,246,333
Gables Residential Trust .....................           25,230          762,703
Home Properties of New York, Inc. ............           27,770          978,615
Manufactured Home Communities, Inc. ..........           22,850          802,263
Mid-America Apartment Communities, Inc. ......           18,480          499,145
Post Properties, Inc. ........................           38,280        1,014,420
Summit Properties, Inc. ......................           28,610          590,797
Sun Communities, Inc. ........................           18,780          738,054
Town & Country Trust .........................           16,860          391,995
United Dominion Realty Trust, Inc. ...........          111,090        1,912,970
                                                                    ------------
                                                                      31,917,385
                                                                    ------------
DIVERSIFIED - 8.7%
Colonial Properties Trust ....................           23,420          824,150
Cousins Properties, Inc. .....................           50,460        1,407,834
Crescent Real Estate Equities Co. ............          104,690        1,738,901
iStar Financial, Inc. ........................          101,610        3,708,765
Lexington Corporate Properties Trust .........           35,690          631,713
Pennsylvania Real Estate Investment Trust ....           17,220          515,739
Vornado Realty Trust .........................          112,390        4,900,204
Washington Real Estate Investment Trust ......           40,590        1,104,048
                                                                    ------------
                                                                      14,831,354
                                                                    ------------
HEALTH CARE - 3.8%
Health Care Property Investors, Inc. .........           61,188        2,591,312
Healthcare Realty Trust, Inc. ................           43,673        1,273,068
Health Care REIT, Inc. .......................           40,500        1,235,250
National Health Investors, Inc. ..............           27,610          509,128
Nationwide Health Properties, Inc. ...........           50,970          811,952
                                                                    ------------
                                                                       6,420,710
                                                                    ------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 97.5% (CONTINUED)                      SHARES            VALUE
--------------------------------------------------------------------------------
HOTEL - 3.9%
Equity Inns, Inc. ............................           41,960     $    289,524
FelCor Lodging Trust, Inc.(A) ................           60,930          478,301
Hospitality Properties Trust .................           64,850        2,026,563
Host Marriott Corp. ..........................          275,680        2,522,472
Innkeepers USA Trust .........................           38,870          264,316
LaSalle Hotel Properties .....................           19,390          286,584
MeriStar Hospitality Corp. ...................           46,690          239,987
RFS Hotel Investors, Inc. ....................           29,520          363,686
Winston Hotels, Inc. .........................           20,950          171,162
                                                                    ------------
                                                                       6,642,595
                                                                    ------------
INDUSTRIAL/OFFICE - 29.9%
Alexandria Real Estate Equities ..............           19,670          885,150
AMB Property Corp. ...........................           85,690        2,413,887
Arden Realty, Inc. ...........................           65,400        1,697,130
Bedford Property Investors, Inc. .............           17,370          493,308
Boston Properties, Inc. ......................           98,810        4,327,878
Brandywine Realty Trust ......................           36,530          899,369
CarrAmerica Realty Corp. .....................           55,090        1,532,053
CenterPoint Properties Corp. .................           23,910        1,464,487
Corporate Office Properties Trust ............           24,640          417,155
Duke Realty Corp. ............................          139,870        3,853,419
EastGroup Properties, Inc. ...................           16,690          450,630
Equity Office Properties Trust ...............          426,855       11,529,354
First Industrial Realty Trust, Inc. ..........           40,030        1,264,948
Glenborough Realty Trust, Inc. ...............           28,730          550,179
Great Lakes REIT, Inc. .......................           17,150          274,400
Highwoods Properties, Inc. ...................           55,360        1,234,528
HRPT Properties, Inc. ........................          133,580        1,228,936
Keystone Property Trust ......................           22,160          410,181
Kilroy Realty Corp. ..........................           28,960          796,400
Koger Equity, Inc. ...........................           22,080          380,438
Liberty Property Trust .......................           79,160        2,738,936
Mack-Cali Realty Corp. .......................           59,670        2,170,795
Parkway Properties, Inc. .....................           10,340          434,797
Prentiss Properties Trust ....................           40,400        1,211,596
Prime Group Realty Trust .....................           16,270           94,366
ProLogis Trust ...............................          184,730        5,043,129
PS Business Parks, Inc. ......................           22,370          789,661
Reckson Associates Realty Corp. ..............           61,930        1,291,860
SL Green Realty Corp. ........................           31,500        1,099,035
                                                                    ------------
                                                                      50,978,005
                                                                    ------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 97.5% (CONTINUED)                      SHARES            VALUE
--------------------------------------------------------------------------------
MORTGAGE - 0.9%
Thornburg Mortgage, Inc. .....................           59,000     $  1,457,300
                                                                    ------------

RETAIL CENTERS - 24.3%
CBL & Associates Properties, Inc. ............           30,860        1,326,980
Chelsea Property Group, Inc. .................           42,990        1,732,927
Commercial Net Lease Realty ..................           41,880          722,011
Developers Diversified Realty Corp. ..........           87,692        2,493,960
Federal Realty Investment Trust ..............           48,280        1,544,960
General Growth Properties, Inc. ..............           64,660        4,037,370
Glimcher Realty Trust ........................           35,570          796,768
Kimco Realty Corp. ...........................          108,415        4,108,929
Kramont Realty Trust .........................           24,220          399,630
Macerich Co. (The) ...........................           53,390        1,875,591
Mid-Atlantic Realty Trust ....................           18,460          386,552
Mills Corp. ..................................           44,550        1,494,653
New Plan Excel Realty Trust ..................          100,470        2,145,035
Pan Pacific Retail Properties, Inc. ..........           41,120        1,618,072
Ramco-Gershenson Properties Trust ............           14,940          348,102
Realty Income Corp. ..........................           36,160        1,376,972
Rouse Co. (The) ..............................           90,070        3,431,667
Saul Centers, Inc. ...........................           15,670          401,152
Simon Property Group, Inc. ...................          194,560        7,593,677
Taubman Centers, Inc. ........................           53,320        1,021,611
U.S. Restaurant Properties, Inc. .............           20,540          322,478
Weingarten Realty Investors ..................           53,950        2,260,505
                                                                    ------------
                                                                      41,439,602
                                                                    ------------
SELF STORAGE - 3.6%
Public Storage, Inc. .........................          129,084        4,387,565
Shurgard Storage Centers, Inc. - Class A .....           37,200        1,230,576
Sovran Self Storage, Inc. ....................           13,630          429,345
                                                                    ------------
                                                                       6,047,486
                                                                    ------------
SPECIALTY - 3.7%
Capital Automotive REIT ......................           31,450          880,286
Entertainment Properties Trust ...............           17,820          512,325
Plum Creek Timber Co., Inc. ..................          191,680        4,974,096
                                                                    ------------
                                                                       6,366,707
                                                                    ------------

TOTAL COMMON STOCKS (Cost $149,093,552) ......                      $166,101,144
                                                                    ------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
CASH EQUIVALENTS - 1.8%                                SHARES            VALUE
--------------------------------------------------------------------------------
First American Treasury Obligation Fund -
  Class S (Cost $3,117,949) ..................        3,117,949     $  3,117,949
                                                                    ------------

TOTAL INVESTMENT SECURITIES -
  99.3% (Cost $152,211,501) ..................                      $169,219,093

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7% .                         1,189,918
                                                                    ------------

NET ASSETS - 100.0% ..........................                      $170,409,011
                                                                    ============

(A)  Non-income producing security.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES
The Wells S&P REIT Index Fund (the Fund) is a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The Fund was capitalized on December 22, 1997, when Wells Capital, Inc., the parent company of the Fund's investment manager, Wells Asset Management, Inc. (the Adviser), purchased the initial 10,000 Class A shares of the Fund at $10 per share. The public offering of Class A shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares and Class C shares commenced on May 7, 1999 and May 5, 1999, respectively.

The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the Index) by investing in the stocks included in the Index.

The Fund offers three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (sold subject to a maximum 5% contingent deferred sales load on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares) and Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) Class B shares and Class C shares bear the expenses of higher distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges or quoted by NASDAQ are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at their last sale price or, if not available, at their last bid price as quoted by brokers that make markets in the securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares and Class C shares is equal to the net asset value per share.

The redemption price per share of each class of shares of the Fund is equal to the net asset value per share. However, Class B shares are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The tax character of distributions paid during the periods ended June 30, 2003 and December 31, 2002 are as follows:
--------------------------------------------------------------------------------
               PERIOD      ORDINARY     LONG-TERM                      TOTAL
               ENDED        INCOME    CAPITAL GAINS   NONTAXABLE   DISTRIBUTIONS
--------------------------------------------------------------------------------
Class A        6/30/03    $2,827,546    $       --    $       --    $2,827,546
              12/31/02    $3,571,755    $2,024,431    $1,275,070    $6,871,256
--------------------------------------------------------------------------------

Class B        6/30/03    $  478,898    $       --    $       --    $  478,898
              12/31/02    $  550,164    $  402,610    $  251,766    $1,204,540
--------------------------------------------------------------------------------
Class C        6/30/03    $  530,014    $       --    $       --    $  530,014
              12/31/02    $  513,775    $  412,169    $  228,688    $1,154,632
--------------------------------------------------------------------------------

ALLOCATIONS BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ORGANIZATION EXPENSES - Expenses of organization, net of certain expenses paid by the Adviser, have been capitalized and are being amortized on a straight-line basis over five years.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2003:

     Federal income tax cost ...............................     $  153,760,756
                                                                 ==============
     Gross unrealized appreciation .........................     $   22,301,252
     Gross unrealized depreciation .........................         (6,842,915)
                                                                 --------------
     Net unrealized appreciation ...........................     $   15,458,337
                                                                 --------------
     Undistributed ordinary income .........................              9,372
     Other gains ...........................................          1,033,953
                                                                 --------------
     Total distributable earnings ..........................     $   16,501,662
                                                                 ==============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States.

The majority of the dividend income recorded by the Fund is from Real Estate Investment Trusts (REITs). For tax purposes, a portion of these dividends consists of capital gains and returns of capital. The Fund reconciles recorded amounts with the returns of capital reported by the REITs shortly after calendar year-end, and an adjustment, if any is required, is then recorded by the Fund.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

2.   INVESTMENT TRANSACTIONS
During the six months ended June 30, 2003, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $30,834,757 and $9,831,097, respectively.

3.   TRANSACTIONS WITH AFFILIATES
Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

ADVISORY AGREEMENT
The Adviser provides general investment supervisory services to the Fund and manages the Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. In order to reduce the operating expenses of the Fund, the Adviser voluntarily waived $151,708 of its investment advisory fees and reimbursed the Fund for $42,000 of Class A expenses during the six months ended June 30, 2003.

SUB-ADVISORY AGREEMENT
PADCO Advisors, Inc., d/b/a Rydex Global Advisors (the Sub-Adviser) has been retained by the Adviser to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust. The Adviser (not the Fund) pays the Sub-Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets up to $100 million; 0.15% of such net assets from $100 million to $500 million; and 0.10% of such net assets in excess of $500 million, subject to a $10,000 minimum monthly fee.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; 0.10% of such net assets from $100 million to $250 million; 0.075% of such net assets from $250 million to $500 million; and 0.05% of such net assets in excess of $500 million, subject to a $2,000 minimum monthly fee.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each class of shares. In addition, the Fund pays Ultimus out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $3,500 per month plus an asset-based fee computed as a percentage of the Fund's average net assets. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the Underwriter) serves as the exclusive agent for the distribution of shares of the Fund. During the six months ended June 30, 2003, the Underwriter earned $40,802 from underwriting and broker commissions on the sale of Class A shares of the Fund. In addition, the Underwriter collected $44,965 and $3,252 in contingent deferred sales loads on redemptions of Class B and Class C shares, respectively. The Underwriter is an affiliate of the Adviser.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

PLANS OF DISTRIBUTION
The Trust has adopted three separate plans of distribution under which each class of shares of the Fund may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of the Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of the Fund's average daily net assets attributable to Class B shares and Class C shares, respectively. For the six months ended June 30, 2003, the Fund paid Class A, Class B and Class C distribution expenses of $99,864, $81,358 and $88,249, respectively.

4.   CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

--------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED            YEAR
                                                     JUNE 30,          ENDED
                                                       2003         DECEMBER 31,
                                                   (UNAUDITED)          2002
--------------------------------------------------------------------------------
CLASS A
Shares sold ..................................       6,543,685        7,551,180
Shares issued in reinvestment of
  distributions to shareholders ..............         254,190          586,967
Shares redeemed ..............................      (4,722,900)      (5,439,814)
                                                    ----------       ----------
Net increase in shares outstanding ...........       2,074,975        2,698,333
Shares outstanding, beginning of period ......      11,327,593        8,629,260
                                                    ----------       ----------
Shares outstanding, end of period ............      13,402,568       11,327,593
                                                    ==========       ==========

CLASS B
Shares sold ..................................         386,889          951,757
Shares issued in reinvestment of
  distributions to shareholders ..............          36,114           85,980
Shares redeemed ..............................        (185,783)        (235,651)
                                                    ----------       ----------
Net increase in shares outstanding ...........         237,220          802,086
Shares outstanding, beginning of period ......       2,254,464        1,452,378
                                                    ----------       ----------
Shares outstanding, end of period ............       2,491,684        2,254,464
                                                    ==========       ==========

CLASS C
Shares sold ..................................         652,527        1,452,116
Shares issued in reinvestment of
  distributions to shareholders ..............          48,758          107,031
Shares redeemed ..............................        (233,064)        (311,856)
                                                    ----------       ----------
Net increase in shares outstanding ...........         468,221        1,247,291
Shares outstanding, beginning of period ......       2,317,798        1,070,507
                                                    ----------       ----------
Shares outstanding, end of period ............       2,786,019        2,317,798
                                                    ==========       ==========

WELLS S&P REIT INDEX FUND
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

BOARD OF TRUSTEES
Leo F. Wells III
John L. Bell
Michael R. Buchanan
Richard W. Carpenter
Bud Carter
William H. Keogler, Jr.
Donald S. Moss
Walter W. Sessoms
Neil H. Strickland

INVESTMENT ADVISER
Wells Asset Management, Inc.
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

SUB-ADVISER
Rydex Global Advisors
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

INDEPENDENT AUDITORS
Ernst & Young LLP
1300 Chiquita Center
250 East Fifth Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-282-1581, or on the Securities and Exchange Commission's website at http://www.sec.gov.

                                     WELLS
                                      S&P
                                REIT INDEX FUND

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2003
                                  (UNAUDITED)

                                     [LOGO]
                                     WELLS
                               REAL ESTATE FUNDS

ITEM 2.   CODE OF ETHICS.

Not required

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEMS 5-6.[RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 301-2(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto

Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Wells Family of Real Estate Funds
            -------------------------------------------------

By (Signature and Title)*  /s/ Leo F. Wells III
                           ----------------------------------
                           Leo F. Wells III, President

Date       August 29, 2003
     --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Leo F. Wells III
                           ----------------------------------
                           Leo F. Wells III, President

Date       August 29, 2003
     --------------------------------

By (Signature and Title)*  /s/ Mark J. Seger
                           ----------------------------------
                           Mark J. Seger, Treasurer

Date       August 29, 2003
     --------------------------------

* Print the name and title of each signing officer under his or her signature.

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